FENIMORE ASSET MANAGEMENT TRUST

FAM Value Fund

FAM Equity-Income Fund

FAM Small Cap Fund

Institutional Shares

Supplement dated January 1, 2016

to the Prospectus, the Summary Prospectuses and the Statement of Additional Information

dated January 1, 2016

Matters With Respect to the Offer and Sale of Institutional Shares

Institutional Shares  of  FAM Value  Fund  and  FAM Equity-Income  Fund  are not  currently being offered for sale.

Institutional Shares of FAM Small Cap Fund are  currently being offered for sale and may be purchased by those investors qualified to purchase Institutional Shares.

Investors should retain this supplement for future reference.